Acquisitions and dispositions (Details)				12 Months Ended
	Jun. 29, 2018 USD ($)	Jan. 02, 2018 USD ($)	Apr. 01, 2016 USD ($) high_net_worth_client	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Contingent payments				$ 0
Potential obligation to pay additional consideration, lower range				4,000,000
Potential obligation to pay additional consideration, upper range				$ 21,000,000
Contingent consideration payment period				3 years
Goodwill written off				$ 65,000,000
Atherton Lane Acquisition
Business Acquisition [Line Items]
Assets under management acquired			$ 2,450,000,000
Approximate number of high net worth clients (high net worth client) | high_net_worth_client			700
Cash paid for asset acquired			$ 38,000,000
Business combination, contingent payments			22,000,000
Goodwill			$ 29,000,000
Useful life			14 years
Intangible assets acquired			$ 30,000,000
CenterSquare
Business Acquisition [Line Items]
Assets under management divested		$ 10,000,000,000
Goodwill written off		$ 52,000,000
Amherst Capital Management LLC
Business Acquisition [Line Items]
Goodwill written off	$ 13,000,000